Financial statements preparation	12 Months Ended
Sep. 30, 2019
Financial statements preparation
Financial statements preparation

Note 1. Financial statements preparation

This financial report of Westpac Banking Corporation (the Parent Entity), together with its controlled entities (the Group or Westpac), for the year ended 30 September 2019, was authorised for issue by the Board of Directors on 4 November 2019. The Directors have the power to amend and reissue the financial report.

The principal accounting policies are set out below and in the relevant notes to the financial statements. The accounting policy for the recognition and derecognition of financial assets and financial liabilities precedes Note 10. These accounting policies provide details of the accounting treatments adopted for complex balances and where accounting standards provide policy choices. These policies have been consistently applied to all the years presented, unless otherwise stated.

a.     Basis of preparation

(i)    Basis of accounting

This financial report is a general purpose financial report prepared in accordance with:

▪      the requirements for an authorised deposit-taking institution under the Banking Act 1959 (as amended);

▪      Australian Accounting Standards (AAS) and Interpretations as issued by the Australian Accounting Standards Board (AASB); and

▪      the Corporations Act 2001.

Westpac Banking Corporation is a for-profit entity for the purposes of preparing this financial report.

The financial report also complies with International Financial Reporting Standards (IFRS) as issued by the International Accounting Standards Board (IASB) and Interpretations as issued by the IFRS Interpretations Committee (IFRIC). It also includes additional disclosures required for foreign registrants by the United States Securities and Exchange Commission (US SEC).

All amounts have been rounded in accordance with ASIC Corporations (Rounding in Financial/Directors’ Reports) Instrument 2016/191, to the nearest million dollars, unless otherwise stated.

(ii)    Historical cost convention

The financial report has been prepared under the historical cost convention, as modified by applying fair value accounting to financial assets and financial liabilities (including derivative instruments) measured at fair value through income statement (FVIS) or in other comprehensive income (OCI).

(iii)   Changes in accounting policies

Balance sheet

The following voluntary presentation changes to the balance sheet (and related notes) have been made to improve consistency and provide more relevant information to the users of the financial statements by reporting balances of a similar nature together in the same place in the balance sheet. These changes have no effect on the measurement of these items and therefore had no impact on retained earnings or net profit. These changes are:

▪      the addition of new balance sheet lines for ‘collateral paid’, ‘other financial assets’, ‘collateral received’ and ‘other financial liabilities’;

▪      removal of the balance sheet line ‘receivables due from other financial institutions’ and reclassification to ‘collateral paid’ and ‘other financial assets’;

▪      removal of the balance sheet line ‘regulatory deposits with central banks overseas’ and reclassification to ‘cash and balances with central banks’ and ‘trading securities and financial assets measured at FVIS;

▪      removal of the balance sheet line ‘payables due to other financial institutions’ and reclassification to ‘collateral received’ and ‘other financial liabilities’;

▪      reclassification of collateral balances with non-financial institutions from ‘other assets’ and ‘other liabilities’ to ‘collateral paid’ and ‘collateral received’ respectively;

▪      reclassification of financial assets or financial liabilities included in other assets or other liabilities respectively to other financial assets and other financial liabilities respectively; and

▪      reclassification of other financial liabilities at FVIS to other financial liabilities.

Collateral paid/collateral received includes cash provided to/received from counterparties as collateral over financial liabilities/assets arising from derivative contracts, stock borrowing arrangements and funding transactions. It includes initial and variation margin placed as security for derivative transactions.

Comparatives for 30 September 2018 have been restated for these voluntary presentation changes and are detailed as follows.

	Consolidated			Parent Entity
		Presentation			Presentation
$m	Reported	changes	Restated	Reported	changes	Restated
Assets
Cash and balances with central banks	26,431	357	26,788	24,726	250	24,976
Receivables due from other financial institutions	5,790	(5,790)	—	5,711	(5,711)	—
Collateral paid	—	4,787	4,787	—	4,722	4,722
Trading securities and financial assets measured at FVIS	22,134	998	23,132	20,417	998	21,415
Regulatory deposits with central banks overseas	1,355	(1,355)	—	1,248	(1,248)	—
Other financial assets[1]	—	5,517	5,517	—	4,666	4,666
Other assets	5,135	(4,514)	621	3,988	(3,677)	311
All other assets	818,747	—	818,747	867,140	—	867,140
Total assets	879,592	—	879,592	923,230	—	923,230
Liabilities
Payables due to other financial institutions	18,137	(18,137)	—	17,682	(17,682)	—
Collateral received	—	2,184	2,184	—	1,748	1,748
Other financial liabilities at FVIS	4,297	(4,297)	—	4,297	(4,297)	—
Other financial liabilities[1]	—	28,105	28,105	—	27,266	27,266
Other liabilities	9,193	(7,855)	1,338	7,292	(7,035)	257
All other liabilities	783,392	—	783,392	838,603	—	838,603
Total liabilities	815,019	—	815,019	867,874	—	867,874
1.	Refer to Note 14 and Note 17 for further information.

Income statement

The following voluntary presentation changes to the income statement (and related notes) have been made to provide more relevant information to the users of the financial statements. These changes have no effect on the measurement of these items and therefore had no impact on retained earnings or net profit.

Net interest income

▪      The components of interest income and interest expense relating to the balance sheet reclassifications have been restated accordingly. Note that there was no net impact to total interest income, total interest expense or to net interest income.  Comparatives have been restated for these voluntary presentation changes and are detailed in the following table.

▪      In addition, to comply with disclosure requirements, interest income calculated using the effective interest rate method has been presented separately from other interest income. For consistency, interest expense is presented in the same way. The details are provided in Note 3.

	Consolidated 2018			Consolidated 2017			Parent Entity 2018
		Presentation			Presentation			Presentation
$m	Reported	changes	Restated	Reported	changes	Restated	Reported	changes	Restated
Note 3: Net interest income
Interest income
Cash and balances with central banks	325	1	326	241	1	242	300	1	301
Receivables due from other financial institutions	108	(108)	—	110	(110)	—	102	(102)	—
Collateral paid	—	129	129	—	96	96	—	126	126
Net ineffectiveness on qualifying hedges	(18)	—	(18)	(22)	—	(22)	(22)	—	(22)
Trading securities and financial assets measured at FVIS	542	22	564	558	16	574	499	22	521
Available-for-sale securities	1,914	—	1,914	1,795	—	1,795	1,743	—	1,743
Investment securities	—	—	—	—	—	—	—	—	—
Loans	29,621	—	29,621	28,504	—	28,504	25,801	—	25,801
Regulatory deposits with central banks overseas	23	(23)	—	17	(17)	—	23	(23)	—
Due from subsidiaries	—	—	—	—	—	—	4,328	—	4,328
Other interest income	56	(21)	35	29	14	43	56	(24)	32
Total interest income	32,571	—	32,571	31,232	—	31,232	32,830	—	32,830
Interest expense
Payable due to other financial institutions	(319)	319	—	(279)	279	—	(314)	314	—
Collateral received	—	(45)	(45)	—	(19)	(19)	—	(41)	(41)
Deposits and other borrowings	(9,021)	—	(9,021)	(8,868)	—	(8,868)	(7,817)	—	(7,817)
Trading liabilities	(959)	—	(959)	(2,065)	—	(2,065)	(754)	—	(754)
Debt issues	(4,480)	—	(4,480)	(3,585)	—	(3,585)	(3,958)	—	(3,958)
Due to subsidiaries	—	—	—	—	—	—	(4,851)	—	(4,851)
Loan capital	(774)	—	(774)	(693)	—	(693)	(774)	—	(774)
Bank levy	(378)	—	(378)	(95)	—	(95)	(378)	—	(378)
Other interest expense	(135)	(274)	(409)	(131)	(260)	(391)	(131)	(273)	(404)
Total interest expense	(16,066)	—	(16,066)	(15,716)	—	(15,716)	(18,977)	—	(18,977)
Net interest income	16,505	—	16,505	15,516	—	15,516	13,853	—	13,853

Non-interest income and operating expenses

▪      Disaggregating the non-interest income line on the income statement into four separate lines for net fee income, net wealth management and insurance income, trading income and other income.

▪      Separating net fee income in the non-interest income note into fee income and fee expenses.

▪      Reclassifying credit card loyalty program expense from operating expenses to the new fee expenses category in the non-interest income note.

Fee expenses include those expenses that are incremental external costs that vary directly with the provision of goods or services to customers (excluding expenses which would qualify as transaction costs relating to the issue, acquisition or disposal of a financial asset or a financial liability which are deferred and included in the effective interest rate and recognised in net interest income).

An incremental cost is one that would not have been incurred if a specific good or service had not been provided to a specific customer.

Comparatives have been restated for these voluntary presentation changes and are detailed in the following table.

	Consolidated 2018			Consolidated 2017			Parent Entity 2018
		Presentation			Presentation			Presentation
$m	Reported	changes	Restated	Reported	changes	Restated	Reported	changes	Restated
Income statement
Net interest income	16,505	—	16,505	15,516	—	15,516	13,853	—	13,853
Non-interest income	5,628	(5,628)	—	6,286	(6,286)	—	5,825	(5,825)	—
Net fee income	—	2,424	2,424	—	2,603	2,603	—	2,172	2,172
Net wealth management and
insurance income	—	2,061	2,061	—	1,800	1,800	—	—	—
Trading income	—	945	945	—	1,202	1,202	—	919	919
Other income	—	72	72	—	529	529	—	2,633	2,633
Net operating income
before operating expenses
and impairment charges	22,133	(126)	22,007	21,802	(152)	21,650	19,678	(101)	19,577
Operating expenses	(9,692)	126	(9,566)	(9,434)	152	(9,282)	(8,101)	101	(8,000)
Impairment charges	(710)	—	(710)	(853)	—	(853)	(682)	—	(682)
Profit before income tax	11,731	—	11,731	11,515	—	11,515	10,895	—	10,895
Income tax expense	(3,632)	—	(3,632)	(3,518)	—	(3,518)	(2,751)	—	(2,751)
Net profit for the year	8,099	—	8,099	7,997	—	7,997	8,144	—	8,144
Note 4: Non-interest income (extract)
Net fee income
Facility fees	1,347	18	1,365	1,333	17	1,350	1,333	18	1,351
Transaction fees	1,105	77	1,182	1,193	65	1,258	886	53	939
Other non-risk fee income	98	—	98	229	—	229	54	—	54
Fee income	2,550	95	2,645	2,755	82	2,837	2,273	71	2,344
Credit card loyalty programs	—	(126)	(126)	—	(152)	(152)	—	(101)	(101)
Transaction fee related expenses	—	(95)	(95)	—	(82)	(82)	—	(71)	(71)
Fee expenses	—	(221)	(221)	—	(234)	(234)	—	(172)	(172)
Net fee income	2,550	(126)	2,424	2,755	(152)	2,603	2,273	(101)	2,172
Note 5: Operating expenses
(extract)
Credit card loyalty programs	126	(126)	—	152	(152)	—	101	(101)	—
Total other expenses	1,662	(126)	1,536	1,652	(152)	1,500	1,357	(101)	1,256
Total operating expenses	9,692	(126)	9,566	9,434	(152)	9,282	8,101	(101)	8,000

(iv)   Standards adopted during the year ended 30 September 2019

AASB 9 Financial Instruments (December 2014) (AASB 9)

The Group adopted AASB 9 on 1 October 2018. The adoption of AASB 9 has been applied by adjusting the opening balance sheet at 1 October 2018, with no restatement of comparatives as permitted by the standard. The adoption of AASB 9 reduced retained earnings at 1 October 2018 by $722 million (net of tax) for the Group and by $495 million (net of tax) for the Parent Entity. This was primarily due to the increase in impairment provisions under the new standard.

Impairment

AASB 9 introduces a revised impairment model which requires entities to recognise expected credit losses (ECL) based on unbiased forward looking information, replacing the incurred loss model under AASB 139 Financial instruments: Recognition and Measurement (AASB 139) which only recognised impairment if there was objective evidence that a loss had been incurred. The revised impairment model applies to all financial assets at amortised cost, lease receivables, debt securities measured at FVOCI, and credit commitments.

The accounting policy for the provision for ECL under AASB 9 is detailed in Notes 6 and 13.

Classification and measurement

AASB 9 replaced the classification and measurement model in AASB 139 with a new model that categorises financial assets based on: a) the business model within which the assets are managed and b) whether the contractual cash flows under the instrument represent solely payments of principal and interest (SPPI).

The accounting policies for the classification and measurement of financial assets and financial liabilities precede Note 10 and are also located in the relevant notes to the financial statements for financial assets and financial liabilities.

In the 2014 financial year, the Group early adopted part of AASB 9 which relates to the recognition of the changes in fair value of financial liabilities designated at fair value attributable to Westpac’s own credit risk in other comprehensive income (except where it would create an accounting mismatch, in which case all changes in fair value are recognised in the income statement). As a result, the accounting for this remains unchanged for the Group.

Hedging

AASB 9 changes hedge accounting by increasing the eligibility of both hedged items and hedging instruments and introducing a more principles-based approach to assessing hedge effectiveness. Adoption of the new hedge accounting model is optional until the IASB completes its accounting for dynamic risk management project. Until this time, current hedge accounting under AASB 139 can continue to be applied. The Group has applied the option to continue hedge accounting under AASB 139, however the Group has adopted the amended AASB 7 Financial Instruments: Disclosures (AASB 7) hedge accounting disclosures as required.

AASB 15 Revenue from Contracts with Customers (AASB 15)

The Group adopted AASB 15 on 1 October 2018. It replaced AASB 118 Revenue and related interpretations and applies to all contracts with customers, except leases, financial instruments and insurance contracts. The standard provides a systematic approach to revenue recognition by introducing a five-step model governing revenue measurement and recognition. This includes:

▪      identifying the contract with customer;

▪      identifying each of the performance obligations included in the contract;

▪      determining the amount of consideration in the contract;

▪      allocating the consideration to each of the identified performance obligations; and

▪      recognising revenue as each performance obligation is satisfied.

The Group has applied AASB 15 by reducing the opening balance of retained earnings at the date of initial application, 1 October 2018, by $5 million (net of tax) for the Group and by $7 million (net of tax) for the Parent Entity with no comparative restatement.

In addition, the Group identified certain income and expenses which were previously reported on a net basis primarily within fee income which are now being presented on a gross basis.

Finally, certain facility fees have been reclassified from non-interest income to interest income.

Transition (AASB 9 and AASB 15)

Impact of the adoption of AASB 9 – impairment

The following tables show the impact of the adoption of AASB 9 on impairment balances.

				Provisions on debt
			Loss allowance	securities and
		Provisions for	on debt	other financial
Consolidated	Provisions	credit	securities at	assets at
$m	on loans	commitments	FVOCI[1]	amortised cost	Total
30 September 2018 - carrying amount	2,814	239	—	—	3,053
ECL on amortised cost financial instruments	882	98	—	9	989
ECL on debt securities measured at FVOCI	—	—	2	—	2
1 October 2018 - AASB 9 carrying amount	3,696	337	2	9	4,044

				Provisions on debt
			Loss allowance	securities and
		Provisions for	on debt	other financial
Parent Entity	Provisions	credit	securities at	assets at
$m	on loans	commitments	FVOCI[1]	amortised cost	Total
30 September 2018 - carrying amount	2,407	206	—	—	2,613
ECL on amortised cost financial instruments	751	95	—	—	846
ECL on debt securities measured at FVOCI	—	—	2	—	2
1 October 2018 - AASB 9 carrying amount	3,158	301	2	—	3,461

1.

Impairment on debt securities at FVOCI is recognised in the income statement with a corresponding amount in other comprehensive income (refer to Note 28). There is no reduction of the carrying value of the debt security which remains at fair value.

Impact of the adoption of AASB 9 – classification and measurement

Investment securities

Investment securities represent all debt and equity securities not measured at FVIS. Investment securities include debt securities at amortised cost and both debt and equity securities at FVOCI.

As a result of the adoption of AASB 9, available-for-sale debt securities of $811 million for the Group and $10 million for the Parent Entity have been reclassified to investment securities - debt securities at amortised cost as the business model for these instruments is achieved by collecting the contractual cash flows and these cash flows represent SPPI. The remaining available-for-sale debt securities of $60 billion for the Group and $56 billion for the Parent Entity have been reclassified to investment securities measured at FVOCI.

In addition, available-for-sale equity securities have been assessed on an instrument-by-instrument basis. For the Group, $275 million of available-for-sale equity securities have been reclassified to trading securities and financial assets measured at FVIS. The Group has elected to irrevocably designate the remaining $109 million of available-for-sale equity securities to continue to be measured at FVOCI. For the Parent Entity, all $67 million of available-for-sale equity securities were irrevocably designated to continue to be measured at FVOCI.

Loans

As a result of the adoption of AASB 9, for both the Group and the Parent Entity, $56 million of loans which were measured at amortised cost are measured at FVIS as the cash flows of the loan do not represent SPPI.

	30 September 2018					1 October 2018
	AASB 139 measurement basis					AASB 9 measurement basis
					Change in
					measurement
Consolidated	Amortised				basis under	Amortised
$m	cost	FVIS	FVOCI	Total	AASB 9	cost	FVIS	FVOCI	Total
Financial assets
Cash and balances with central banks	26,788	—	—	26,788	No	26,788	—	—	26,788
Collateral paid	4,787	—	—	4,787	No	4,787	—	—	4,787
Trading securities and financial assets measured at FVIS	—	23,132	—	23,132	No	—	23,132	—	23,132
Derivative financial instruments	—	24,101	—	24,101	No	—	24,101	—	24,101
Available-for-sale securities	—	—	61,119	61,119	Yes	811	275	60,033	61,119
Loans[1]	709,144	546	—	709,690	Yes	709,088	602	—	709,690
Other financial assets	5,517	—	—	5,517	No	5,517	—	—	5,517
Life insurance assets	—	9,450	—	9,450	No	—	9,450	—	9,450
Total financial assets	746,236	57,229	61,119	864,584		746,991	57,560	60,033	864,584
Financial liabilities
Collateral received	2,184	—	—	2,184	No	2,184	—	—	2,184
Deposits and other borrowings	518,107	41,178	—	559,285	No	518,107	41,178	—	559,285
Other financial liabilities	23,808	4,297	—	28,105	No	23,808	4,297	—	28,105
Derivative financial instruments	—	24,407	—	24,407	No	—	24,407	—	24,407
Debt issues	169,241	3,355	—	172,596	No	169,241	3,355	—	172,596
Life insurance liabilities	—	7,597	—	7,597	No	—	7,597	—	7,597
Loan capital	17,265	—	—	17,265	No	17,265	—	—	17,265
Total financial liabilities	730,605	80,834	—	811,439		730,605	80,834	—	811,439

	30 September 2018					1 October 2018
	AASB 139 measurement basis					AASB 9 measurement basis
					Change in
					measurement
Parent Entity	Amortised				basis under	Amortised
$m	cost	FVIS	FVOCI	Total	AASB 9	cost	FVIS	FVOCI	Total
Financial assets
Cash and balances with central banks	24,976	—	—	24,976	No	24,976	—	—	24,976
Collateral paid	4,722	—	—	4,722	No	4,722	—	—	4,722
Trading securities and financial assets measured at FVIS	—	21,415	—	21,415	No	—	21,415	—	21,415
Derivative financial instruments	—	23,562	—	23,562	No	—	23,562	—	23,562
Available-for-sale securities	—	—	56,513	56,513	Yes	10	—	56,503	56,513
Loans[1]	629,622	546	—	630,168	Yes	629,566	602	—	630,168
Other financial assets	4,666	—	—	4,666	No	4,666	—	—	4,666
Due from subsidiaries[2,3]	133,808	278	—	134,086	No	133,808	278	—	134,086
Total financial assets	797,794	45,801	56,513	900,108		797,748	45,857	56,503	900,108
Financial liabilities
Collateral received	1,748	—	—	1,748	No	1,748	—	—	1,748
Deposits and other borrowings	460,406	40,062	—	500,468	No	460,406	40,062	—	500,468
Other financial liabilities	22,969	4,297	—	27,266	No	22,969	4,297	—	27,266
Derivative financial instruments	—	24,229	—	24,229	No	—	24,229	—	24,229
Debt issues	149,065	3,223	—	152,288	No	149,065	3,223	—	152,288
Due to subsidiaries[4]	141,877	523	—	142,400	No	141,877	523	—	142,400
Loan capital	17,265	—	—	17,265	No	17,265	—	—	17,265
Total financial liabilities	793,330	72,334	—	865,664		793,330	72,334	—	865,664

1.

As at 30 September 2018, loans at amortised cost were restated from $706,440 million to $709,144 million for the Group, and from $626,918 million to $629,622 million for the Parent Entity. Loans at FVIS were also restated from $3,250 million to $546 million for both the Group and the Parent Entity.

2.	Due from subsidiaries excludes $6,511 million of long-term debt instruments with equity like characteristics which are part of the total investment in subsidiaries.
3.	Comparatives have been restated to reclassify $278 million from amortised cost to FVIS.
4.	Comparatives have been restated to reclassify $523 million from amortised cost to FVIS.

Reconciliation of the opening balance sheet

The following tables reconcile the reported 30 September 2018 balance sheet to the 1 October 2018 opening balance sheet on adoption of AASB 9 and AASB 15 showing separately the impact of adjustments relating to reclassification and remeasurement including the related tax impacts.

	30 September 2018	1 October 2018
	Restated				Opening
Consolidated	Carrying	AASB 9 changes		AASB 15	carrying
$m	Amount	Reclassifications	Remeasurement[1]	changes	amount
Assets
Cash and balances with central banks	26,788	—	—	—	26,788
Collateral paid	4,787	—	—	—	4,787
Trading securities and financial assets measured at FVIS	23,132	275	—	—	23,407
Derivative financial instruments	24,101	—	—	—	24,101
Available-for-sale securities	61,119	(61,119)	—	—	—
Investment securities	—	60,844	(9)	—	60,835
Loans (at amortised cost)	709,144	(56)	(925)	—	708,163
Loans (at fair value)	546	56	—	—	602
Other financial assets	5,517	—	—	—	5,517
Deferred tax assets	1,180	—	300	—	1,480
All other assets	23,278	—	—	—	23,278
Total assets	879,592	—	(634)	—	878,958
Liabilities
Collateral received	2,184	—	—	—	2,184
Deposits and other borrowings	559,285	—	—	—	559,285
Other financial liabilities	28,105	—	—	(12)	28,093
Derivative financial instruments	24,407	—	—	—	24,407
Debt issues	172,596	—	—	—	172,596
Provisions	1,928	—	98	—	2,026
Loan capital	17,265	—	—	—	17,265
All other liabilities	9,249	—	(12)	17	9,254
Total liabilities	815,019	—	86	5	815,110
Net assets	64,573	—	(720)	(5)	63,848
Shareholders’ equity
Share capital:
Ordinary shares	36,054	—	—	—	36,054
Treasury shares and RSP treasury shares	(493)	—	—	—	(493)
Reserves	1,077	—	2	—	1,079
Retained profits	27,883	—	(722)	(5)	27,156
Total equity attributable to owners
of Westpac Banking Corporation	64,521	—	(720)	(5)	63,796
Non-controlling interests	52	—	—	—	52
Total shareholder's equity and Non-controlling interests	64,573	—	(720)	(5)	63,848
1.

The impact on adoption of expected credit loss provisioning resulted in increases in provisions on loans by $882 million, provisions for credit commitments by $98 million and loss allowance on debt securities at FVOCI by $2 million  and provisions on debt securities at amortised cost by $9 million.

	30 September 2018	1 October 2018
	Restated				Opening
Parent Entity	Carrying	AASB 9 changes		AASB 15	carrying
$m	Amount	Reclassifications	Remeasurement[1]	changes	amount
Assets
Cash and balances with central banks	24,976	—	—	—	24,976
Collateral paid	4,722	—	—	—	4,722
Trading securities and financial assets measured at FVIS	21,415	—	—	—	21,415
Derivative financial instruments	23,562	—	—	—	23,562
Available-for-sale securities	56,513	(56,513)	—	—	—
Investment securities	—	56,513	—	—	56,513
Loans (at amortised cost)	629,622	(56)	(786)	—	628,780
Loans (at fair value)	546	56	—	—	602
Other financial assets	4,666	—	—	—	4,666
Due from subsidiaries	140,597	—	—	—	140,597
Investment in subsidiaries	4,508	—	—	—	4,508
Deferred tax assets	1,102	—	258	—	1,360
All other assets	11,001	—	—	—	11,001
Total assets	923,230	—	(528)	—	922,702
Liabilities
Collateral received	1,748	—	—	—	1,748
Deposits and other borrowings	500,468	—	—	—	500,468
Other financial liabilities	27,266	—	—	(9)	27,257
Derivative financial instruments	24,229	—	—	—	24,229
Debt issues	152,288	—	—	—	152,288
Due to subsidiaries	142,400	—	(118)	—	142,282
Provisions	1,766	—	95	—	1,861
Loan capital	17,265	—	—	—	17,265
All other liabilities	444	—	(12)	16	448
Total liabilities	867,874	—	(35)	7	867,846
Net assets	55,356	—	(493)	(7)	54,856
Shareholders’ equity
Share capital:
Ordinary shares	36,054	—	—	—	36,054
Treasury shares and RSP treasury shares	(508)	—	—	—	(508)
Reserves	1,114	—	2	—	1,116
Retained profits	18,696	—	(495)	(7)	18,194
Total equity attributable to owners
of Westpac Banking Corporation	55,356	—	(493)	(7)	54,856
Non-controlling interests	—	—	—	—	—
Total shareholder's equity and non-controlling interests	55,356	—	(493)	(7)	54,856

1.

The impact on adoption of expected credit loss provisioning resulted in increases in provisions on loans by $751 million, provisions for credit commitments by $95 million and loss allowance on debt securities measured at FVOCI by $2 million. Included in the increase in provision on loans was $118 million relating to loans which have been securitised by the Parent Entity to subsidiaries. The due to subsidiaries balance has been reduced by this amount as the relevant subsidiary records the expected credit loss on these loans and adjusts its intergroup receivable from the Parent Entity accordingly.

As permitted by AASB 9 and AASB 15, comparatives have not been restated. Comparatives have been restated for voluntary presentation changes as detailed in the section “Changes in accounting policies” above.

(v)    Business combinations

Business combinations are accounted for using the acquisition method of accounting. Acquisition cost is measured as the aggregate of the fair value at the date of acquisition of the assets given, equity instruments issued or liabilities incurred or assumed. Acquisition-related costs are expensed as incurred (except for those costs arising on the issue of equity instruments which are recognised directly in equity).

Identifiable assets acquired and liabilities and contingent liabilities assumed in a business combination are measured at fair value on the acquisition date. Goodwill is measured as the excess of the acquisition cost, the amount of any non-controlling interest and the fair value of any previous Westpac equity interest in the acquiree, over the fair value of the identifiable net assets acquired.

(vi)    Foreign currency translation

Functional and presentational currency

The consolidated financial statements are presented in Australian dollars which is the Parent Entity’s functional and presentation currency. The functional currency of offshore entities is usually the main currency of the economy it operates in.

Transactions and balances

Foreign currency transactions are translated into the functional currency of the relevant branch or subsidiary using the exchange rates prevailing at the dates of the transactions. Foreign exchange gains and losses resulting from the settlement of such transactions and from the translation at year end exchange rates of monetary assets and liabilities denominated in foreign currencies are recognised in the income statement, except when deferred in other comprehensive income for qualifying cash flow hedges and qualifying net investment hedges.

Foreign operations

Assets and liabilities of foreign branches and subsidiaries that have a functional currency other than the Australian dollar are translated at exchange rates prevailing on the balance date. Income and expenses are translated at average exchange rates prevailing during the year. Equity balances are translated at historical exchange rates. The resulting exchange differences are recognised in the foreign currency translation reserve and in other comprehensive income.

On consolidation, exchange differences arising from the translation of borrowings and other foreign currency instruments designated as hedges of the net investment in foreign operations are reflected in the foreign currency translation reserve and in other comprehensive income. When all or part of a foreign operation is disposed or borrowings that are part of the net investments are repaid, a proportionate share of such exchange differences is recognised in the income statement as part of the gain or loss on disposal or repayment of borrowing.

b.     Critical accounting assumptions and estimates

Applying the Group’s accounting policies requires the use of judgement, assumptions and estimates which impact the financial information. The significant assumptions and estimates used are discussed in the relevant notes below:

▪      Note 7           Income tax

▪      Note 13         Provisions for expected credit losses/impairment charges

▪      Note 15         Life insurance assets and life insurance liabilities

▪      Note 22         Fair values of financial assets and financial liabilities

▪      Note 25         Intangible assets

▪      Note 27         Provisions, contingent liabilities, contingent assets and credit commitments

▪      Note 34         Superannuation commitments

c.    Future developments in accounting standards

The following new standards and interpretations which may have a material impact on the Group have been issued but are not yet effective, and unless otherwise stated, have not been early adopted by the Group:

AASB 16 Leases (AASB 16) was issued on 23 February 2016 and will be effective for the 30 September 2020 financial year. The standard will not result in significant changes for lessor accounting. The main changes under the standard are:

▪      all operating leases of greater than 12 months duration will be required to be presented on balance sheet by the lessee as a right-of-use (ROU) asset and lease liability. The asset and liability will initially be measured at the present value of non-cancellable lease payments and payments to be made in optional periods where it is reasonably certain that the option will be exercised; and

▪      all leases on balance sheet will give rise to a combination of interest expense on the lease liability and depreciation of the ROU asset.

The AASB 16 implementation and governance program is led by Finance with representatives from the impacted areas of the business with oversight from the Chief Financial Officer. The project has identified the portfolios impacted by that standard which are predominantly property leases. In addition, the project has updated finance systems and processes, established a governance framework, updated relevant policies and addressed key judgements including the transition option that will be applied in order to determine the expected impact to the Group.

The Group will adopt the standard using the simplified approach of transition with no restatement of comparative information.  The expected impact on adoption of the standard will be to recognise a ROU asset of approximately $3.4 billion and an equivalent lease liability with no impact on retained earnings.

The Group has determined that it will use the incremental borrowing rate as the discount rate when determining present value.  This discount rate will be based on the remaining maturity of the lease at the date of transition. The Group will also apply the practical exemptions for low-value assets and short-term leases.

AASB 17 Insurance Contracts (AASB 17) was issued on 19 July 2017 and will be effective for the 30 September 2022 year end unless early adopted. This will replace AASB 4 Insurance Contracts, AASB 1023 General Insurance Contracts and AASB 1038 Life Insurance Contracts. The main changes under the standard are:

▪      the scope of the standard may result in some contracts that are currently "unbundled", i.e. accounted for separately as insurance and investment contracts being required to be "bundled" and accounted for as an insurance contract;

▪      portfolios of contracts (with similar risks which are managed together) will be required to be disaggregated to a more granular level by both the age of a contract and the likelihood of the contract being onerous in order to determine the recognition of profit over the contract period (i.e. the contractual service margin). The contractual service margin uses a different basis to recognise profit to the current Margin on Services approach for life insurance and therefore the pattern of profit recognition is likely to differ;

▪      risk adjustments, which reflect uncertainties in the amount and timing of future cash flows, are required for both general and life insurance contracts rather than just general insurance contracts under the current accounting standards;

▪      the contract boundary, which is the period over which profit is recognised, differs and is determined based on the ability to compel the policyholder to pay premiums or the substantive obligation to provide coverage/services. For some general insurance contracts (e.g. some lender mortgage insurance and reinsurance contracts) this may result in the contract boundary being longer. For life insurance, in particular term renewable contracts, the contract boundary is expected to be shorter. Both will be impacted by different patterns of profit recognition compared to the current standards;

▪      a narrower definition of what acquisition costs may be deferred;

▪      an election to recognise changes in assumptions regarding discount rate in other comprehensive income rather than in profit and loss;

▪      an election to recognise changes in the fair value of assets supporting policy liabilities in other comprehensive income rather than through profit and loss;

▪      reinsurance contracts and the associated liability are to be determined separately to the gross contract liability and may have different contract boundaries; and

▪      additional disclosure requirements.

The standard is expected to result in a reduction in the level of deferred acquisition costs, however the quantum of this and the profit and loss impacts to the Group are not yet practicable to determine.

On 26 June 2019, the IASB issued an exposure draft proposing a number of amendments to the insurance contracts standard.  If approved, these amendments would allow entities to:

▪      defer acquisition costs for anticipated renewals outside of the initial contract boundary; and

▪      recognise a gain in the P&L for reinsurance contracts, to offset losses from onerous contracts on initial recognition (to the extent the reinsurance contracts held covers the losses of each contract on a proportionate basis).

In addition, the effective date of the standard would be deferred by one year to be applicable to the Group for the 30 September 2023 financial year.

AASB Interpretation 23 Uncertainty over Income Tax Treatments (Interpretation 23) was issued in July 2017 and will be effective for the 30 September 2020 financial year.  Interpretation 23 clarifies the recognition and measurement criteria in AASB 112 Income Taxes (AASB 112) where there is uncertainty over income tax treatments, and requires an assessment of each uncertain tax position as to whether it is probable that a taxation authority will accept the position.

Where it is not considered probable, the effect of the uncertainty will be reflected in determining the relevant taxable profit or loss, tax bases, unused tax losses and unused tax credits or tax rates. The amount will be determined as either the single most likely amount or the sum of the probability weighted amounts in a range of possible outcomes, whichever better predicts the resolution of the uncertainty. Judgements will be reassessed as and when new facts and circumstances are presented.

The interpretation is not expected to have a material impact on the Group.

A revised Conceptual Framework (Framework) was issued in May 2019.  This will be effective for the Group for the 30 September 2021 financial year. The revised Framework includes new definitions and recognition criteria for assets, liabilities, income and expenses and other relevant financial reporting concepts. The changes are not expected to have a material impact on the Group.

Other amendments to existing standards that are not yet effective are not expected to have a material impact to the Group.

Interbank-offered rates (IBOR) reform

IBORs are interest rate benchmarks used in financial markets for pricing, valuing and hedging a wide variety of financial instruments such as derivatives, loans and bonds. Examples of IBOR include ‘LIBOR’ and ‘EURIBOR’.

A review of the global major IBORs is being conducted to reform or replace existing IBORs with more suitable alternative reference rates (ARRs). This IBOR reform will impact the accounting for financial instruments that reference IBORs including hedge accounting, fair value methodologies and existing financial instruments that reference IBORs at transition.  This replacement process is at different stages and is progressing at different speeds in different jurisdictions. Therefore, there is uncertainty as to the basis, method, timing and implications of transition to the ARRs.

In October 2019, the AASB issued amendments to AASB 9, AASB 139 and AASB 7 which enable hedge accounting to continue for certain hedges that might otherwise need to be discontinued due to uncertainties arising from IBOR reform and requires certain disclosures. These amendments are effective for the Group for the 30 September 2021 financial year with early application permitted.

As a result of these developments, the Group has applied judgement in the current reporting period to determine that hedge relationships that include IBORs as a hedged risk continue to qualify for hedge accounting. The Group continues to monitor these developments and the expected impact.